Schedule of Investments
March 31, 2024 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 63.1%

Communication Services - 4.6%
ALPHABET INC. (C) (1)	51,411	7,827,839
AT&T INC	5,810	102,256
META PLATFORMS INC	10,658	5,175,312
NETFLIX INC (1)	1,099	667,456
TELEPHONE & DATA SYS INC DEL NEW	4,089	65,506
TRIPADVISOR INC (1)	1,529	42,491
VERIZON COMMUNICATIONS INC	10,297	432,062

		14,312,922

Consumer Discretionary - 9.8%
AMAZON.COM INC (1)	26,678	4,812,178
BURLINGTON STORES INC (1)	1,757	407,958
DR HORTON INC	9,774	1,608,312
EBAY INC	12,901	680,915
GARMIN LIMITED	39,574	5,891,381
HOME DEPOT INC	2,965	1,137,374
KB HOME	2,487	176,279
LA Z BOY INC	2,846	107,067
LEGGETT & PLATT INC	26,456	506,632
LENNAR CORP	27,775	4,776,745
Lennar Corporation (1)	35	5,396
LOWES COMPANIES INC	2,181	555,566
LULULEMON ATHLETICA INC (1)	56	21,876
MDC HOLDINGS INC	3,269	205,653
MOHAWK INDS INC (1)	8,826	1,155,235
NVR INC (1)	84	680,397
PULTEGROUP INC	14,799	1,785,055
ROSS STORES INC	19,144	2,809,573
TEMPUR SEALY INTERNATIONAL INC	3,202	181,938
TJX COMPANIES INC	7,265	736,816
TOLL BROS INC	8,102	1,048,156
Town Sports International (1)(4)	2,090	0
TUPPERWARE BRANDS CORP (1)	13,119	17,579
WHIRLPOOL CORP	10,506	1,256,833

		30,564,914

Consumer Staples - 2.6%
CASEYS GEN STORES INC	2,036	648,364
COSTCO WHOLESALE CORP	3,624	2,655,051
KROGER CO	18,235	1,041,766
MONDELEZ INTERNATIONAL INC (A)	3,897	272,790
PERFORMANCE FOOD GROUP CO (1)	355	26,497
TARGET CORPORATION	5,573	987,591
WALGREEN BOOTS ALLIANCE INC	13,638	295,808
WALMART INC	37,832	2,276,351

		8,204,218

Energy - 4.2%
ARDMORE SHIPPING CORP	6,127	100,605
Berry Corporation (bry)	1,448	11,656
CHENIERE ENERGY INC	6,640	1,070,899
CHEVRON CORP	8,398	1,324,701
CONOCOPHILLIPS	9,202	1,171,231
DEVON ENERGY CORP	4,369	219,236
DIAMONDBACK ENERGY, INC	6,714	1,330,513
DT MIDSTREAM INC	3,270	199,797
EOG RESOURCES INC	7,899	1,009,808

EXXON MOBIL CORP	16,441	1,911,102
MARATHON OIL CORP	331	9,381
ONEOK INC NEW	9,865	790,877
OVINTIV INC	57	2,958
PHILLIPS 66	651	106,334
PIONEER NATURAL RESOURCES	9,247	2,427,338
SCORPIO TANKERS INC	579	41,427
SOLARIS OILFIELD INFRASTRUCTURE INC	279	2,419
TEEKAY CORPORATION (1)	1,128	8,212
VALERO ENERGY CORP	7,677	1,310,387
WILLIAMS COS INC	1,497	58,338

		13,107,219

Financials - 10.1%
ALLY FINANCIAL INC	21,583	876,054
AMERIPRISE FINANCIAL, INC	5,484	2,404,405
BANK OF NEW YORK MELLON CORP	12,795	737,248
Berkshire Hathaway Class B (1)	32,718	13,758,573
CAPITAL ONE FINL CORP	4,289	638,589
CITIZENS FINANCIAL GROUP INC	9,790	355,279
FIRST AMERICAN FINANCIAL CORP	3,530	215,507
HEARTLAND FINL USA INC	712	25,027
JPMORGAN CHASE & CO	1,009	202,103
MASTERCARD INCORPORATED	17,354	8,357,166
NORTHERN TRUST CORP	15,992	1,422,009
REINSURANCE GRP OF AMER INC	2,024	390,389
STATE STREET CORP	24,540	1,897,433
SYNCHRONY FINANCIAL	3,164	136,432
WAFD INC	1,109	32,194

		31,448,408

Healthcare - 5.6%
ABBVIE INC	3,458	629,702
BRISTOL-MYERS SQUIBB CO	16,422	890,565
CENTENE CORPORATION (1)	13,188	1,034,994
ELEVANCE HEALTH INC	4,680	2,426,767
ELI LILLY & CO	4,417	3,436,249
ENCOMPASS HEALTH CORPORATION	2,292	189,273
GILEAD SCIENCE INC	13,193	966,387
HUMANA INC	552	191,389
JOHNSON AND JOHNSON	24,816	3,925,643
MCKESSON CORP	1,626	872,918
ORGANON & CO	348	6,542
PFIZER INC	16,915	469,391
THE CIGNA GROUP	2,312	839,695
UNITEDHEALTH GROUP INC (DEL)	2,113	1,045,301
VIATRIS INC.	7,721	92,189
VIKING THERAPEUTICS, INC. (1)	154	12,628
ZOETIS INC	3,376	571,253

		17,600,886

Industrials - 7.4%
A. O. SMITH CORP	5,821	520,747
AECOM	18,139	1,779,073
AGCO CORP	2,485	305,705
AIR LEASE CORP	4,868	250,410
ALLEGION PLC	6,542	881,273
APPLIED INDUSTRIAL TECH INC	589	116,357
BOISE CASCADE COMPANY	1,198	183,737
BROADRIDGE FIN'L SOLUTIONS	1,741	356,661
BUILDERS FIRSTSOURCE INC (1)	1,043	217,518
CSX CORP	11,710	434,090
DELTA AIR LINES INC. (NEW)	12,769	611,252
EAGLE BULK SHIPPING INC (1)	6,003	375,007
EMCOR GROUP INC	1,844	645,769
FASTENAL CO	36,692	2,830,421
FERGUSON PLC	8,393	1,833,283
GENCO SHIPPING & TRADING LTD	6,659	135,377
GRACO INC	4,700	439,262
GRAINGER W W INC	461	468,975

J.B. HUNT TRANSPORT SERVICES INC		705	140,471
JOHNSON CONTROLS INTERNATIONAL PLC		6,672	435,815
KARAT PACKAGING INC.		223	6,380
MATSON INC		1,288	144,771
MSC INDUSTRIAL DIRECT CO INC		11,571	1,122,850
NORFOLK SOUTHERN CORP		5,189	1,322,520
OWENS CORNING INC		6,290	1,049,172
QUANTA SERVICES INC		1,014	263,437
TRANE TECHNOLOGIES PLC		4,272	1,282,454
UFP Industries, Inc.		2,280	280,463
UNION PACIFIC CORP		11,661	2,867,790
UNITED AIRLINES HOLDINGS INC (1)		17,505	838,139
VERISK ANALYTICS INC		2,792	658,158
WASTE MANAGEMENT INC		840	179,046

			22,976,383

Information Technology - 17.4%
ADVANCED MICRO DEVICES INC (1)		6,850	1,236,357
ANALOG DEVICES INC		20,921	4,137,965
APPLE INC		9,023	1,547,264
APPLIED MATERIALS INC		7,552	1,557,449
BROADCOM INC		2,721	3,606,441
CDW CORPORATION		1,521	389,041
CIRRUS LOGIC INC (1)		2,538	234,917
CONSENSUS CLOUD SOLUTIONS, INC. (1)		4,011	63,614
DOCUSIGN INC (1)		2,795	166,442
ENPHASE ENERGY INC (1)		3,979	481,379
FIRST SOLAR INC (1)		6,161	1,039,977
GLOBALFOUNDRIES INC. (1)		875	45,596
INTEL CORP		31,678	1,399,217
KLA Corporation		239	166,958
MARATHON DIGITAL HOLDINGS, INC (1)		384	8,671
MICROCHIP TECH INC		14,336	1,286,083
MICRON TECH INC		6,214	732,568
MICROSOFT CORP		24,876	10,465,831
NVIDIA CORP		12,461	11,259,261
ON SEMICONDUCTOR CORP (1)		3,247	238,817
ORACLE CORPORATION		6,630	832,794
PALANTIR TECHNOLOGIES INC (1)		2,683	61,736
QORVO INC (1)		4,885	560,945
QUALCOMM INC		23,562	3,989,047
RAMBUS INC (1)		1,854	114,596
SKYWORKS SOLUTIONS INC		25,726	2,786,640
SMARTSHEET INC (1)		544	20,944
TERADYNE INC		762	85,976
TEXAS INSTRUMENTS INC		29,673	5,169,333
UNIVERSAL DISPLAY CORP		2,098	353,408

			54,039,267

Materials - 0.7%
SYLVAMO CORPORATION		3,599	222,202
VULCAN MATERIALS CO		6,710	1,831,293

			2,053,495

Real Estate Investment Trust - 0.3%
COSTAR GROUP INC (1)		9,045	873,747
RAFAEL HOLDINGS INC (1)		1,612	2,773
Spirit MTA REIT Liquidating Trust (1)(4)		3,134	0

			876,520

Utilities - 0.4%
ENTERGY CORP		3,115	329,193
NEXTERA ENERGY INC		10,268	656,228
XCEL ENERGY INCORPORATED		6,152	330,670

			1,316,091

Total Common Stocks (United States)	(Cost	$153,116,631)	196,500,327

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7% (6)		610	16,049

Total Preferred Stock (United States)	(Cost	$15,247)	16,049

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		8	0
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		7	0

Total Warrants (United States)	(Cost	$2,167)	0

Registered Investment Companies - 4.9%

U.S. Fixed Income - 4.3%

Baird Core Plus Bond Fund - Class I		436,669	4,392,887
BRANDYWINEGLOBAL HIGH YIELD CLASS I		109,170	1,111,353
DODGE & COX INCOME FUND CLASS I		222,125	2,765,452
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND CLASS Z		104,075	1,124,015
FIDELITY ADVISOR TOTAL BOND FUND CLASS Z		456,419	4,317,720

			13,711,427

International Fixed Income - 0.2%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		7,631	684,272

			684,272

International Equity - 0.4%
iShares Core MSCI EAFE ETF (5)		15,725	1,167,110

			1,167,110

Total Registered Investment Companies	(Cost	$15,383,842)	15,562,809

Money Market Registered Investment Companies - 29.9%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		93,216,529	93,225,850

Total Money Market Registered Investment Companies	(Cost	$93,201,843)	93,225,850

Total Investments - 97.9%	(Cost	$261,719,730)	305,305,035

Other Assets less Liabilities - 2.1%			6,352,092

Total Net Assets - 100.0%			311,657,127

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		4,404	59,806
Meeder Dynamic Allocation Fund - Retail Class		11,916	176,118
Meeder Muirfield Fund - Retail Class		6,266	63,036
Meeder Conservative Allocation Fund - Retail Class		1,288	29,289

Total Trustee Deferred Compensation	(Cost	$254,086)	328,249

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	10	6/21/2024	3,077,400	104,092
Mini MSCI EAFE Index Futures	380	6/21/2024	44,784,900	199,467
Mini MSCI Emerging Markets Index Futures	262	6/21/2024	13,741,900	(126,665)
Russell 2000 Mini Index Futures	214	6/21/2024	22,961,130	571,152
Standard & Poors 500 Mini Futures	51	6/21/2024	13,536,675	305,294

Total Futures Contracts	917		98,102,005	1,053,340

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$305,305,035	$1,053,340
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$305,305,035	$1,053,340

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.

(3)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.